Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2021
Prepaid Expenses And Deposits [Abstract]
Prepaid expenses and deposits

8. Prepaid expenses and deposits

The Company's prepaid expenses and deposits include the following:

	December 31, 2021	December 31, 2020
	$	$
Insurance	116,649	246,752
Research and development	602,497	-
Other prepaids and deposits	647,275	322,649
	1,366,421	569,401